Loan interest income	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Loan interest income
Note 14: Loan interest income

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Contractual interest earned	273,070	298,975	312,256

Amortization
Amortization of fair value hedge	(167)	(202)	(232)
Amortization of loan origination fees (net of amortized costs)	4,185	4,953	5,015
Amortization of fair value adjustment on purchased loans	275	386	322
Total loan interest income	277,363	304,112	317,361

Balance of unamortized fair value hedge included in loans as at year end	235	402	604
Balance of unamortized loan fees included in loans as at year end	8,312	9,373	10,822